GOODWILL	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Balance at beginning of period	$12,239	$14,129
Acquisitions through business combinations (1)	654	50
Impairment	(14)	(793)
Dispositions	—	(638)
Assets reclassified as held for sale	(157)	14
Foreign currency translation	565	(523)
Balance at end of period	$13,287	$12,239
____________________________________
(1)See Note 3 for additional information.